Share-based payments (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of weighted average fair value of stock options granted

Weighted average fair value of stock options granted	Time vested options	Performance vested options
Year ended 31 December 2012 (most recent year during which options were granted)	$4.20	$4.40
Year ended 31 December 2011	$4.10	$4.30

Schedule of changes in outstanding stock options

Changes in Outstanding Stock Options
	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended 31 December 2016	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	218	2,608	2,826	135.19	11.60
Exercised	—	(625)	(625)	—	11.68			8,938
Forfeitures and cancellations	(102)	(5)	(107)	138.79	11.50
Resignations, retirements, redundancies	—	(28)	(28)	—	11.50
Outstanding at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42	38,489
Vested and exercisable at end of year	116	1,950	2,066	132.13	11.57	1.18	3.42

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended 31 December 2015	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	352	2,678	3,030	130.70	11.70
Exercised	—	(55)	(55)	—	11.50			393
Forfeitures and cancellations	(134)	(2)	(136)	123.30	11.50
Resignations, retirements, redundancies	—	(13)	(13)	—	11.50
Outstanding at end of year	218	2,608	2,826	135.19	11.60	1.78	4.67	20,594
Vested and exercisable at end of year	218	1,242	1,460	135.19	11.60	1.78	4.94

	Number of shares transferable upon exercise (thousands)			Weighted average exercise price ($)		Weighted average remaining life (years)		Aggregate intrinsic value ($ thousands)
Year ended 31 December 2014	1997 Stock Option Plan	2010 Stock Option Plan	Total	1997 Stock Option Plan	2010 Stock Option Plan	1997 Stock Option Plan	2010 Stock Option Plan
Outstanding at beginning of year	399	2,781	3,180	128.30	11.70
Exercised	—	(103)	(103)	—	11.60			874
Forfeitures and cancellations	(44)	—	(44)	108.60	11.60
Expiration at end of plan life	(3)	—	(3)	137.60	—
Outstanding at end of year	352	2,678	3,030	130.70	11.70	2.38	5.66	22,233
Vested and exercisable at end of year	352	868	1,220	130.70	11.70	2.38	5.65

Schedule of changes in outstanding ELTIP and EDIP awards

Changes in Outstanding ELTIP and EDIP awards (in thousands of shares transferable upon vesting)
	Year ended
	31 December 2016		31 December 2015		31 December 2014
	EDIP	ELTIP	EDIP	ELTIP	EDIP	ELTIP
Outstanding at beginning of year	226	606	265	706	218	644
Granted	115	360	175	253	150	255
Vested (fair value in 2016: $7.0 million, 2015: $10.6 million, 2014: $5.5 million)	(118)	(302)	(207)	(322)	(103)	(185)
Resignations, retirements, redundancies	(8)	(24)	(7)	(31)	—	(8)
Outstanding at end of year	215	640	226	606	265	706

Schedule of share-based compensation cost recognised in net income

Share-based Compensation Cost Recognised in Net Income
	Year ended
	31 December 2016			31 December 2015			31 December 2014
	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total	Stock option plans	EDIP and ELTIP	Total
Cost recognised in net income	8,697	5,375	14,072	521	7,182	7,703	1,915	6,954	8,869

Schedule of unrecognized compensation cost

Unrecognised Share-based Compensation Cost	31 December 2016	31 December 2015
2010 Stock Option Plan
Time vesting options	—	8
Performance vesting options	—	8,689

EDIP	2,040	2,098

ELTIP
Time vesting shares	2,988	21
Performance vesting shares	3,802	3,432
Total unrecognised expense	8,830	14,248